CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues	$ 11,871,879	$ 10,184,121	$ 11,324,970
Cost of sales and fuel	10,222,213	8,540,319	9,745,245
Net margin	1,649,666	1,643,802	1,579,725
Operating expenses
Operations and maintenance	479,165	437,650	428,024
Depreciation and amortization	239,343	205,334	179,504
General taxes	62,421	54,075	49,154
Total operating expenses	780,929	697,059	656,682
Gain (loss) on sale of assets	11,881	6,736	(963)
Operating income	880,618	953,479	922,080
Equity earnings from investments (Note O)	110,517	123,024	127,246
Allowance for equity funds used during construction	30,522	13,648	2,335
Other income	18,158	8,639	2,117
Other expense	(13,999)	(2,646)	(7,362)
Interest expense (net of capitalized interest of $56,506, $40,482 and $22,230, respectively)	(270,646)	(237,638)	(240,006)
Income before income taxes	755,170	858,506	806,410
Income taxes (Note N)	(166,080)	(180,758)	(161,501)
Income from continuing operations	589,090	677,748	644,909
Income (loss) from discontinued operations, net of tax (Note B)	(12,129)	52,265	114,835
Gain on sale of discontinued operations, net of tax (Note B)	0	13,517	0
Net income	576,961	743,530	759,744
Less: Net income attributable to noncontrolling interests	310,428	382,911	399,150
Net income attributable to ONEOK	266,533	360,619	360,594
Amounts attributable to ONEOK:
Income from continuing operations	278,662	294,837	245,759
Income (loss) from discontinued operations	(12,129)	65,782	114,835
Net Income	$ 266,533	$ 360,619	$ 360,594
Basic earnings per share:
Income from continuing operations (Note K)	$ 1.35	$ 1.43	$ 1.17
Income (loss) from discontinued operations	$ (0.06)	$ 0.32	$ 0.55
Net Income	$ 1.29	$ 1.75	$ 1.72
Diluted earnings per share:
Income from continuing operations (Note K)	$ 1.33	$ 1.40	$ 1.15
Income (loss) from discontinued operations	$ (0.06)	$ 0.31	$ 0.53
Net Income	$ 1.27	$ 1.71	$ 1.68
Average shares (thousands)
Basic	206,044	206,140	209,344
Diluted	209,695	210,710	214,498
Dividends declared per share of common stock	$ 1.48	$ 1.27	$ 1.08